Related Party Transactions	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

Related party transactions are made on terms agreed upon by the related parties. The balances with related parties are unsecured, non-interest bearing, and due on demand. Related party transactions not disclosed elsewhere, if any, in the consolidated financial statements are as follows:

Due to a related party	June 30, 2024	June 30, 2023
Silvercorp Metals Inc.	$50,302	$56,102

(a) Silvercorp Metals Inc. (“Silvercorp”) has one director (June 30, 2023 – one director and one officer) in common with the Company. Silvercorp and the Company share office space and Silvercorp provides various general and administrative services to the Company. The Company expects to continue making payments to Silvercorp in the normal course of business. Office and administrative expenses rendered and incurred by Silvercorp on behalf of the Company for the year ended June 30, 2024 were $823,195 (year ended June 30, 2023 - $844,949).

(b) Compensation of key management personnel

The remuneration of directors and other members of key management personnel for the years ended June 30, 2024 and 2023 are as follows:

	Years ended June 30,
	2024	2023
Director’s cash compensation	$77,217	$59,715
Director’s share-based compensation	462,721	624,263
Key management’s cash compensation	1,265,900	867,499
Key management’s share-based compensation	1,833,584	2,137,888
	$3,639,422	$3,689,365

Other than as disclosed above, the Company does not have any ongoing contractual or other commitments resulting from transactions with related parties.